Acquisition of a Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Summary of Estimates of fair Values of Assets and Liabilities Assumed as of Acquisition Date

The following table presents a summary of the estimates of fair values of assets acquired and liabilities assumed as of the acquisition date:

Assets
Cash and cash equivalents	$25,480
Securities available-for-sale	27,662
Restricted stock	931
Loans held for sale	15,363
Loans	351,820
Servicing assets	20,295
Premises and equipment	2,011
Other real estate owned	1,525
Other intangible assets	486
Bank-owned life insurance	2,352
Other assets	8,228
Total assets acquired	456,153
Liabilities
Deposits	361,370
Federal Home Loan Bank advances	9,773
Junior subordinated debentures	1,339
Accrued expenses and other liabilities	4,958
Total liabilities assumed	377,440
Net assets acquired	$78,713
Consideration paid
Common stock (4,199,791 shares issued at $16.25 per share)	68,247
Cash paid	36,753
Total consideration paid	105,000
Goodwill	$26,287

        The following table presents a summary of the estimates of fair values of assets acquired and liabilities assumed as of the acquisition date:

Assets
Cash and cash equivalents	$25,480
Securities available-for-sale	27,662
Restricted stock	931
Loans held for sale	15,363
Loans	351,820
Servicing assets	20,295
Premises and equipment	2,011
Other real estate owned	1,525
Other intangible assets	486
Bank-owned life insurance	2,352
Other assets	8,228

Total assets acquired	456,153
Liabilities
Deposits	361,370
Federal Home Loan Bank advances	9,773
Junior subordinated debentures	1,339
Accrued expenses and other liabilities	4,958
Total liabilities assumed	377,440

Net assets acquired	$78,713
Consideration paid
Common stock (4,199,791 shares issued at $16.25 per share)	68,247
Cash paid	36,753
Total consideration paid	105,000

Goodwill	$26,287

Summary of Acquired Non-Impaired Loans as of Acquisition Date

The following table presents the acquired non-impaired loans as of the acquisition date:

Fair value	$312,166
Gross contractual amounts receivable	450,292
Estimate of contractual cash flows not expected to be collected(1)	19,661
Estimate of contractual cash flows expected to be collected	430,631

(1)	Includes interest payments not expected to be collected due to loan prepayments as well as principal and interest payments not expected to be collected due to customer default.

        The following table presents the acquired non-impaired loans as of the acquisition date:

Fair value	$312,166
Gross contractual amounts receivable	450,292
Estimate of contractual cash flows not expected to be collected(1)	19,661
Estimate of contractual cash flows expected to be collected	430,631

(1)	Includes interest payments not expected to be collected due to loan prepayments as well as principal and interest payments not expected to be collected due to customer default.

Summary of Pro Forma Information for Results of Operations

The following table provides the pro forma information for the results of operations for the three and nine months ended September 30, 2016, as if the acquisition had occurred on January 1, 2016. The pro forma results combine the historical results of Ridgestone into the Company’s Consolidated Statements of Operations, including the impact of certain acquisition accounting adjustments, which includes loan discount accretion, intangible assets amortization, deposit premium accretion and borrowing net discount amortization. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the results that would have been obtained had the acquisition actually occurred on January 1, 2016. No assumptions have been applied to the pro forma results of operations regarding possible revenue enhancements, provision for credit losses, expense efficiencies or asset dispositions. The acquisition-related expenses that have been recognized are included in net income in the following table.

	Three Months Ended	Nine Months Ended
	September 30, 2016	September 30, 2016
Total revenues (net interest income and non-interest income)	$44,595	$130,536
Net income (loss)	$6,816	$17,603
Earnings per share—basic	$0.29	$0.76
Earnings per share—diluted	$0.28	$0.76

        The following table provides the unaudited pro forma information for the results of operations for the years ended December 31, 2016 and 2015, as if the acquisition had occurred on January 1, 2015. The pro forma results combine the historical results of Ridgestone into the Company's Consolidated Statements of Operations, including the impact of certain acquisition accounting adjustments, which includes loan discount accretion, intangible assets amortization, deposit premium accretion and borrowing discount amortization. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the results that would have been obtained had the acquisition actually occurred on January 1, 2015. No assumptions have been applied to the pro forma results of operations regarding possible revenue enhancements, provision for credit losses, expense efficiencies or asset dispositions. The acquisition-related expenses that have been recognized are included in net income in the following table.

	Years ended December 31,
	2016	2015
Total revenues (net interest income and non-interest income)	$171,059	$151,054
Net income (loss)	$82,252	$(1,437)
Earnings per share—basic	$3.54	$(0.07)
Earnings per share—diluted	$3.50	$(0.07)